Loans and Allowance for Credit Losses [Text Block]	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Loans and Allowance for Credit Losses [Text Block]
4.	LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2015 and 2016 by domicile and industry of the borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	2015	2016
	(in millions)
Domestic:
Manufacturing	¥11,703,428	¥12,158,642
Construction	977,892	913,180
Real estate	10,911,240	11,175,130
Services	2,684,355	2,503,446
Wholesale and retail	8,345,481	7,891,364
Banks and other financial institutions(1)	4,329,964	5,146,932
Communication and information services	1,527,811	1,509,858
Other industries	12,674,004	14,739,826
Consumer	16,720,590	16,397,560

Total domestic	69,874,765	72,435,938

Foreign:
Governments and official institutions	1,052,051	1,125,031
Banks and other financial institutions(1)	11,973,021	13,654,335
Commercial and industrial	29,593,255	30,056,474
Other	6,065,782	5,818,747

Total foreign	48,684,109	50,654,587

Unearned income, unamortized premiums—net and deferred loan fees—net	(293,672)	(299,567)

Total(2)	¥118,265,202	¥122,790,958

Notes:

(1)	Loans to so-called “non-bank finance companies” are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥88,927 million and ¥100,889 million at March 31, 2015 and 2016, respectively, which are carried at the lower of cost or fair value.

The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, MUAH, and Krungsri based on the grouping used by the MUFG Group to determine the allowance for credit losses. See Note 1 for further information.

Loans of ¥950,295 million, which were transferred from the former BTMU Bangkok Branch to Krungsri, were included in the Commercial segment as of March 31, 2015. For the fiscal year starting from April 1, 2015, these loans were integrated into the Krungsri segment since the methodologies used to estimate the allowance for credit losses on these loans were changed to those of the Krungsri segment. An allowance for credit losses relating to these loans was not material as of March 31, 2015.

Nonaccrual Loans

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card, MUAH, and Krungsri segments, and six months or more with respect to loans within the Residential segment. See Note 1 for further information.

The nonaccrual status of loans by class at March 31, 2015 and 2016 is shown below:

	2015	2016
	(in millions)
Commercial
Domestic	¥514,026	¥702,896
Manufacturing	118,956	372,801
Construction	20,108	15,207
Real estate	76,969	60,134
Services	54,189	40,523
Wholesale and retail	157,964	132,015
Banks and other financial institutions	5,715	675
Communication and information services	23,204	20,270
Other industries	18,562	29,190
Consumer	38,359	32,081
Foreign-excluding MUAH and Krungsri	96,899	189,742
Residential	95,645	79,817
Card	66,979	62,546
MUAH	45,173	66,636
Krungsri	68,103	85,325

Total(1)	¥886,825	¥1,186,962

Note:

(1)	The above table does not include loans held for sale of ¥624 million and ¥400 million at March 31, 2015 and 2016, respectively, and loans acquired with deteriorated credit quality of ¥26,248 million and ¥12,805 million at March 31, 2015 and 2016, respectively.

Impaired Loans

The MUFG Group’s impaired loans primarily include nonaccrual loans and TDRs. The following table shows information about impaired loans by class at March 31, 2015 and 2016:

	Recorded Loan Balance
At March 31, 2015:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥890,900	¥234,171	¥1,125,071	¥1,174,925	¥424,537
Manufacturing	420,860	46,876	467,736	478,453	178,867
Construction	20,997	12,018	33,015	33,900	11,515
Real estate	90,735	49,697	140,432	150,029	32,314
Services	74,459	24,766	99,225	105,429	38,107
Wholesale and retail	205,414	61,048	266,462	277,119	120,945
Banks and other financial institutions	5,935	472	6,407	6,773	5,052
Communication and information services	21,374	11,406	32,780	34,094	13,886
Other industries	20,482	7,621	28,103	29,962	12,626
Consumer	30,644	20,267	50,911	59,166	11,225
Foreign-excluding MUAH and Krungsri	192,263	173	192,436	192,436	91,579
Loans acquired with deteriorated credit quality	12,057	—	12,057	23,798	3,302
Residential	160,382	9,429	169,811	208,969	49,985
Card	90,101	604	90,705	102,142	25,726
MUAH	39,510	21,216	60,726	70,457	4,146
Krungsri	24,122	11,878	36,000	43,185	8,012

Total(3)	¥1,409,335	¥277,471	¥1,686,806	¥1,815,912	¥607,287

	Recorded Loan Balance
At March 31, 2016:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥815,185	¥241,159	¥1,056,344	¥1,101,627	¥467,729
Manufacturing	420,377	85,948	506,325	514,155	283,697
Construction	16,660	8,986	25,646	26,561	7,845
Real estate	67,508	38,833	106,341	113,917	17,074
Services	62,296	22,057	84,353	90,651	27,593
Wholesale and retail	174,946	52,718	227,664	239,763	87,999
Banks and other financial institutions	542	146	688	689	459
Communication and information services	17,047	10,091	27,138	28,312	11,303
Other industries	30,661	6,237	36,898	38,782	24,473
Consumer	25,148	16,143	41,291	48,797	7,286
Foreign-excluding MUAH and Krungsri	285,298	6,008	291,306	305,048	175,040
Loans acquired with deteriorated credit quality	11,365	—	11,365	21,390	3,286
Residential	133,435	8,518	141,953	173,777	39,629
Card	78,770	539	79,309	88,567	21,294
MUAH	68,502	32,022	100,524	108,119	13,422
Krungsri	27,873	16,476	44,349	49,879	14,532

Total(3)	¥1,420,428	¥304,722	¥1,725,150	¥1,848,407	¥734,932

Notes:

(1)	These loans do not require an allowance for credit losses because the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	Included in impaired loans at March 31, 2015 and 2016 are accrual TDRs as follows: ¥708,414 million and ¥457,219 million—Commercial; ¥71,454 million and ¥60,634 million—Residential; ¥44,661 million and ¥37,896 million—Card; ¥34,106 million and ¥49,601 million—MUAH; and ¥8,455 million and ¥8,494 million—Krungsri, respectively.
(3)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥624 million and ¥400 million at March 31, 2015 and 2016, respectively.

The following table shows information regarding the average recorded loan balance and recognized interest income on impaired loans for the fiscal years ended March 31, 2014, 2015 and 2016:

	2014		2015		2016
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,359,635	¥23,283	¥1,181,941	¥23,216	¥1,066,585	¥16,572
Manufacturing	430,415	6,954	440,258	8,333	464,157	5,530
Construction	47,818	982	38,888	863	29,548	708
Real estate	228,045	3,472	170,549	3,163	123,203	2,169
Services	140,627	2,806	115,384	2,704	91,339	1,967
Wholesale and retail	339,619	5,857	283,213	5,358	249,656	4,333
Banks and other financial institutions	10,719	170	7,230	132	3,982	51
Communication and information services	44,417	945	35,249	837	29,547	677
Other industries	49,612	985	35,208	745	29,018	301
Consumer	68,363	1,112	55,962	1,081	46,135	836
Foreign-excluding MUAH and Krungsri	187,656	2,848	183,671	3,161	230,018	3,235
Loans acquired with deteriorated credit quality	30,101	1,659	14,758	697	11,549	495
Residential	264,277	5,153	187,642	4,241	154,760	2,918
Card	113,993	5,218	97,159	4,154	85,006	3,330
MUAH	60,943	3,468	59,711	2,040	71,966	1,550
Krungsri	—	—	18,764	609	40,037	2,252

Total	¥2,016,605	¥41,629	¥1,743,646	¥38,118	¥1,659,921	¥30,352

Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain. Otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including TDRs, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management’s assessment.

The following table shows a roll-forward of accrual TDRs and other impaired loans (including nonaccrual TDRs) for the fiscal years ended March 31, 2014, 2015 and 2016:

	2014	2015	2016
	(in millions)
Accrual TDRs:
Balance at beginning of fiscal year	¥945,623	¥832,267	¥867,090
Additions (new accrual TDR status)(1)	231,063	364,445	175,178
Transfers to other impaired loans (including nonaccrual TDRs)	(48,295)	(28,001)	(164,016)
Loans sold	(7,698)	(223)	(9)
Principal payments and other	(288,426)	(301,398)	(264,399)

Balance at end of fiscal year(1)	¥832,267	¥867,090	¥613,844

Other impaired loans (including nonaccrual TDRs):
Balance at beginning of fiscal year	¥1,255,143	¥1,028,760	¥819,716
Additions (new other impaired loans (including nonaccrual TDRs) status)(1)(2)	313,086	281,456	617,481
Charge-off	(123,037)	(79,684)	(65,198)
Transfers to accrual TDRs	(63,828)	(48,176)	(32,190)
Loans sold	(39,879)	(14,448)	(12,224)
Principal payments and other	(312,725)	(348,192)	(216,279)

Balance at end of fiscal year(1)	¥1,028,760	¥819,716	¥1,111,306

Notes:

(1)	For the fiscal year ended March 31, 2015, lease receivables of ¥4,437 million and ¥924 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,333 million and ¥1,629 million, are also excluded from the balance of accrual TDRs and other Impaired loans, respectively, as of March 31, 2015. For the fiscal year ended March 31, 2016, lease receivables of ¥3,124 million and ¥240 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,172 million and ¥567 million, are also excluded from the balance of accrual TDRs and other Impaired loans, respectively, as of March 31, 2016.
(2)	Included in additions of other impaired loans for the fiscal years ended March 31, 2014, 2015 and 2016 are nonaccrual TDRs as follows: ¥11,054 million, ¥12,756 million and ¥10,954 million—Card; ¥16,228 million, ¥13,278 million and ¥19,725 million—MUAH; and nil, ¥4,009 million and ¥7,989 million—Krungsri, respectively.

Troubled Debt Restructurings

The following tables summarize the MUFG Group’s TDRs by class during the fiscal years ended March 31, 2014, 2015 and 2016:

	2014		2015		2016
	Troubled Debt Restructurings
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥175,011	¥151,505	¥324,055	¥312,215	¥116,299	¥76,530
Manufacturing	93,968	70,462	239,793	227,953	63,304	23,535
Construction	3,435	3,435	5,053	5,053	2,881	2,881
Real estate	21,977	21,977	13,555	13,555	7,167	7,167
Services	13,149	13,149	16,024	16,024	12,226	12,226
Wholesale and retail	32,458	32,458	43,643	43,643	27,545	27,545
Banks and other financial institutions	1	1	12	12	—	—
Communication and information services	1,802	1,802	2,434	2,434	869	869
Other industries	4,414	4,414	2,005	2,005	1,240	1,240
Consumer	3,807	3,807	1,536	1,536	1,067	1,067
Foreign-excluding MUAH and Krungsri	20,175	20,175	3,090	2,927	23,849	23,849
Loans acquired with deteriorated credit quality	7,616	7,616	1,594	1,594	—	—
Residential(1)(3)	32,777	32,777	26,073	26,073	19,316	19,316
Card(2)(3)	17,141	16,869	19,275	19,015	16,002	15,670
MUAH(2)(3)	29,945	29,403	18,624	18,258	64,064	64,064
Krungsri(2)(3)	—	—	19,796	19,767	17,869	17,781

Total	¥282,665	¥258,345	¥412,507	¥399,849	¥257,399	¥217,210

	2014	2015	2016
	Troubled Debt Restructurings That Subsequently defaulted
	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥22,503	¥5,234	¥150,142
Manufacturing	11,644	1,769	147,025
Construction	86	322	6
Real estate	1,174	119	745
Services	1,481	452	1,193
Wholesale and retail	5,834	2,044	1,090
Banks and other financial institutions	—	—	—
Communication and information services	1,639	264	20
Other industries	152	149	40
Consumer	493	115	23
Foreign-excluding MUAH and Krungsri	—	—	—
Loans acquired with deteriorated credit quality	—	—	—
Residential(1)(3)	474	345	284
Card(2)(3)	4,015	4,793	4,479
MUAH(2)(3)	2,912	2,839	3,925
Krungsri(2)(3)	—	1,455	6,219

Total	¥29,904	¥14,666	¥165,049

Notes:

(1)	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
(2)	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans.
(3)	For the fiscal year ended March 31, 2014, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, whereas reduction in the stated rate and payment deferrals were the primary concession types in the Card and MUAH segments, respectively. For the fiscal years ended March 31, 2015 and 2016, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and payment deferrals was the primary concession type in the MUAH segment.

The following table summarizes outstanding recorded investment balances of TDRs by class at March 31, 2015 and 2016:

	2015	2016
	(in millions)
Commercial(1)
Domestic	¥611,382	¥353,604
Manufacturing	348,981	133,524
Construction	12,915	10,502
Real estate	63,462	46,206
Services	45,158	43,918
Wholesale and retail	108,504	95,652
Banks and other financial institutions	691	13
Communication and information services	9,576	6,869
Other industries	9,545	7,711
Consumer	12,550	9,209
Foreign-excluding MUAH and Krungsri	97,032	103,615
Residential(1)	71,454	60,634
Card(2)	90,705	79,309
MUAH(2)	56,299	98,843
Krungsri(2)	19,924	26,422

Total	¥946,796	¥722,427

Notes:

(1)	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
(2)	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2015 and 2016 are nonaccrual TDRs as follows: ¥46,044 million and ¥41,413 million—Card; ¥22,193 million and ¥49,242 million—MUAH; and ¥7,136 million and ¥13,756 million—Krungsri, respectively.

A modification of terms of a loan under a TDR mainly involves: (i) a reduction in the stated interest rate applicable to the loan, (ii) an extension of the stated maturity date of the loan, (iii) a partial forgiveness of the principal of the loan, or (iv) a combination of all of these. Those loans are also considered impaired loans, and hence the allowance for credit losses is separately established for each loan. As a result, the amount of allowance for credit losses increases in many cases upon classification as a TDR loan. The amount of pre-modification outstanding recorded investment and post-modification outstanding recorded investment may differ due to write-offs made as part of the concession. The impact of write-offs associated with TDRs on the MUFG Group’s results of operations for the fiscal years ended March 31, 2014, 2015 and 2016 was not material.

TDRs for the Commercial and Residential segments in the above tables include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore, even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. The vast majority of modifications to nonaccrual loans are temporary extensions of the maturity dates, typically for periods up to 90 days, and continually made as the borrower is unable to repay or refinance the loan at the extended maturity. Accordingly, the impact of such TDRs on the outstanding recorded investment is immaterial, and the vast majority of nonaccrual TDRs have subsequently defaulted.

TDRs that subsequently defaulted in the Commercial and Residential segments of the above tables include those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as a nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Also, the MUFG Group defines default as payment default for the purpose of the disclosure.

Regarding the Card, MUAH and Krungsri segments, the TDRs in the above tables represent modified nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccruing and accruing loans that became past due one month or more within the Card segment, 60 days or more within the MUAH segment, and six months or more within the Krungsri segment.

Historical payment defaults are one of the factors considered when projecting future cash flows in determining the allowance for credit losses for each segment.

The MUFG Group provided commitments to extend credit to customers with TDRs. The amounts of such commitments were ¥24,332 million and ¥31,302 million at March 31, 2015 and 2016, respectively. See Note 25 for further discussion of commitments to extend credit.

Credit Quality Indicator

Credit quality indicators of loans by class at March 31, 2015 and 2016 are shown below:

At March 31, 2015:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥51,408,556	¥2,782,394	¥514,023	¥54,704,973
Manufacturing	10,522,968	1,049,399	118,956	11,691,323
Construction	887,030	69,953	20,108	977,091
Real estate	10,101,657	559,144	76,852	10,737,653
Services	2,383,133	235,506	54,189	2,672,828
Wholesale and retail	7,582,985	582,992	157,964	8,323,941
Banks and other financial institutions	4,313,416	10,539	5,715	4,329,670
Communication and information services	1,449,687	54,515	23,204	1,527,406
Other industries	12,504,635	147,477	18,668	12,670,780
Consumer	1,663,045	72,869	38,367	1,774,281
Foreign-excluding MUAH and Krungsri	34,355,619	990,519	99,546	35,445,684
Loans acquired with deteriorated credit quality	20,939	28,398	6,694	56,031

Total	¥85,785,114	¥3,801,311	¥620,263	¥90,206,688

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥14,449,091	¥97,471	¥14,546,562
Card	¥497,017	¥67,589	¥564,606

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥3,820,953	¥32,669	¥5,229,700	¥76,670	¥80,889	¥9,240,881

			Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
			(in millions)
Krungsri			¥3,653,931	¥118,164	¥85,231	¥3,857,326

At March 31, 2016:			Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
			(in millions)
Commercial
Domestic			¥54,765,780	¥2,077,010	¥703,122	¥57,545,912
Manufacturing			11,129,300	602,097	372,941	12,104,338
Construction			842,100	55,250	15,207	912,557
Real estate			10,540,325	461,238	60,125	11,061,688
Services			2,232,882	216,327	40,523	2,489,732
Wholesale and retail			7,226,154	523,813	132,013	7,881,980
Banks and other financial institutions			5,133,471	12,676	675	5,146,822
Communication and information services			1,432,234	51,533	20,270	1,504,037
Other industries			14,611,047	96,522	29,276	14,736,845
Consumer			1,618,267	57,554	32,092	1,707,913
Foreign-excluding MUAH and Krungsri			35,202,041	1,102,422	195,776	36,500,239
Loans acquired with deteriorated credit quality			18,333	16,081	5,991	40,405

Total			¥89,986,154	¥3,195,513	¥904,889	¥94,086,556

				Accrual	Nonaccrual	Total(1)
				(in millions)
Residential				¥14,156,030	¥80,696	¥14,236,726
Card				¥530,858	¥63,051	¥593,909

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥3,650,744	¥27,137	¥5,373,188	¥126,279	¥177,779	¥9,355,127

			Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
			(in millions)
Krungsri			¥4,421,957	¥161,557	¥90,767	¥4,674,281

Notes:

(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	Total loans of MUAH do not include FDIC covered loans and small business loans which are not individually rated totaling ¥53,884 million and ¥43,037 million as of March 31, 2015 and 2016, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

The MUFG Group classifies loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public information about borrowers and current economic trends as deemed appropriate to each segment.

The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group’s internal borrower ratings of 1 through 15, with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower’s expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower’s business profile, management and compliance system. In evaluating a borrower’s debt-service capability, the MUFG Group also conducts an assessment of the level of earnings and an analysis of the borrower’s net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15).

Loans to borrowers categorized as Normal represent those that are not deemed to have collectibility issues.

Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are TDRs or loans contractually past due 90 days or more for special reasons.

Loans to borrowers categorized as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment and consumer loans within the MUAH segment. The accrual status of these loans is determined based on the number of delinquent payments. See Note 1 for further details of categorization of Accrual and Nonaccrual.

Commercial loans within the MUAH segment are categorized as either pass or criticized based on the internal credit rating assigned to each borrower. Criticized credits are those that are internally risk graded as Special Mention, Substandard or Doubtful. Special Mention credits are potentially weak, as the borrower has begun to exhibit deteriorating trends, which, if not corrected, may jeopardize repayment of the loan and result in further downgrade. Classified credits are those that are internally risk graded as Substandard or Doubtful. Substandard credits have well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt. A credit classified as Doubtful has critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.

Loans within the Krungsri segment are categorized as Normal, Special Mention, Substandard, Doubtful, and Doubtful of Loss primarily based on their delinquency status. Loans categorized as Special Mention generally represent those that have the overdue principal or interest payments for a cumulative period exceeding one month commencing from the contractual due date. Loans categorized as Substandard, Doubtful or Doubtful of Loss generally represent those that have the overdue principal or interest payments for a cumulative period exceeding three months commencing from the contractual due date.

For the Commercial, Residential and Card segments, credit quality indicators are based on information as of March 31. For the MUAH and Krungsri segments, credit quality indicators are generally based on information as of December 31.

Past Due Analysis

Ages of past due loans by class at March 31, 2015 and 2016 are shown below:

At March 31, 2015:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥14,136	¥22,786	¥36,922	¥54,668,051	¥54,704,973	¥5,574
Manufacturing	1,561	2,545	4,106	11,687,217	11,691,323	222
Construction	192	446	638	976,453	977,091	—
Real estate	3,142	5,707	8,849	10,728,804	10,737,653	922
Services	1,046	1,336	2,382	2,670,446	2,672,828	57
Wholesale and retail	2,741	4,237	6,978	8,316,963	8,323,941	47
Banks and other financial institutions	7	506	513	4,329,157	4,329,670	—
Communication and information services	520	414	934	1,526,472	1,527,406	—
Other industries	303	277	580	12,670,200	12,670,780	29
Consumer	4,624	7,318	11,942	1,762,339	1,774,281	4,297
Foreign-excluding MUAH and Krungsri	9,390	2,126	11,516	35,434,168	35,445,684	—
Residential	82,871	53,680	136,551	14,396,635	14,533,186	41,801
Card	18,694	32,097	50,791	501,758	552,549	—
MUAH	20,976	11,091	32,067	9,199,435	9,231,502	362
Krungsri	88,144	57,894	146,038	3,674,796	3,820,834	—

Total	¥234,211	¥179,674	¥413,885	¥117,874,843	¥118,288,728	¥47,737

At March 31, 2016:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥13,948	¥22,305	¥36,253	¥57,509,659	¥57,545,912	¥6,374
Manufacturing	670	4,209	4,879	12,099,459	12,104,338	27
Construction	443	427	870	911,687	912,557	—
Real estate	3,260	5,761	9,021	11,052,667	11,061,688	1,856
Services	2,085	1,084	3,169	2,486,563	2,489,732	106
Wholesale and retail	2,436	3,225	5,661	7,876,319	7,881,980	147
Banks and other financial institutions	—	36	36	5,146,786	5,146,822	2
Communication and information services	1,062	435	1,497	1,502,540	1,504,037	73
Other industries	187	117	304	14,736,541	14,736,845	—
Consumer	3,805	7,011	10,816	1,697,097	1,707,913	4,163
Foreign-excluding MUAH and Krungsri	17,685	23,488	41,173	36,459,066	36,500,239	—
Residential	79,243	50,449	129,692	14,095,995	14,225,687	40,835
Card	18,181	31,655	49,836	532,601	582,437	—
MUAH	17,247	8,563	25,810	9,331,855	9,357,665	241
Krungsri	87,023	70,139	157,162	4,494,996	4,652,158	—

Total	¥233,327	¥206,599	¥439,926	¥122,424,172	¥122,864,098	¥47,450

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	Total loans of MUAH do not include ¥1,116 million and ¥732 million of FDIC covered loans at March 31, 2015 and 2016, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

Allowance for Credit Losses

Changes in the allowance for credit losses by portfolio segment for the fiscal years ended March 31, 2014, 2015 and 2016 are shown below:

Fiscal year ended March 31, 2014:	Commercial	Residential	Card	MUAH	Krungsri(2)	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥1,068,463	¥157,209	¥51,870	¥58,445	¥—	¥1,335,987
Provision (credit) for credit losses	(70,091)	(35,952)	5,617	(5,945)	—	(106,371)
Charge-offs	158,875	4,577	20,125	7,521	—	191,098
Recoveries	29,478	230	3,264	4,378	—	37,350

Net charge-offs	129,397	4,347	16,861	3,143	—	153,748
Others(1)	7,882	3	—	10,667	—	18,552

Balance at end of fiscal year	¥876,857	¥116,913	¥40,626	¥60,024	¥—	¥1,094,420

Fiscal year ended March 31, 2015:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥876,857	¥116,913	¥40,626	¥60,024	¥—	¥1,094,420
Provision (credit) for credit losses	22,621	(30,858)	2,561	(1,883)	94,557	86,998
Charge-offs	119,160	13,894	10,785	5,349	27,973	177,161
Recoveries	18,995	205	3,268	4,027	—	26,495

Net charge-offs	100,165	13,689	7,517	1,322	27,973	150,666
Others(1)	8,403	—	—	7,950	8,374	24,727

Balance at end of fiscal year	¥807,716	¥72,366	¥35,670	¥64,769	¥74,958	¥1,055,479

Fiscal year ended March 31, 2016:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥807,716	¥72,366	¥35,670	¥64,769	¥74,958	¥1,055,479
Provision (credit) for credit losses	117,024	(9,478)	885	47,429	76,002	231,862
Charge-offs	116,620	6,691	8,323	5,721	61,416	198,771
Recoveries	21,110	2,401	2,955	2,412	12,934	41,812

Net charge-offs	95,510	4,290	5,368	3,309	48,482	156,959
Others(1)	(12,671)	—	—	(435)	(6,146)	(19,252)

Balance at end of fiscal year	¥816,559	¥58,598	¥31,187	¥108,454	¥96,332	¥1,111,130

Notes:

(1)	Others are principally comprised of gains or losses from foreign exchange translation.
(2)	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there were no indications that an allowance for credit losses was necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no allowance for credit losses was stated at March 31, 2014 in the above table.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2015 and 2016 are shown below:

At March 31, 2015:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥516,116	¥49,317	¥25,726	¥4,146	¥7,537	¥602,842
Collectively evaluated for impairment	269,289	21,255	9,921	60,214	66,913	427,592
Loans acquired with deteriorated credit quality	22,311	1,794	23	409	508	25,045

Total	¥807,716	¥72,366	¥35,670	¥64,769	¥74,958	¥1,055,479

Loans:
Individually evaluated for impairment	¥1,317,507	¥167,099	¥90,069	¥60,726	¥31,936	¥1,667,337
Collectively evaluated for impairment	88,833,150	14,366,087	462,480	9,171,892	3,788,898	116,622,507
Loans acquired with deteriorated credit quality	56,031	13,376	12,057	62,147	36,492	180,103

Total(1)	¥90,206,688	¥14,546,562	¥564,606	¥9,294,765	¥3,857,326	¥118,469,947

At March 31, 2016:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥642,769	¥39,247	¥21,294	¥13,422	¥14,401	¥731,133
Collectively evaluated for impairment	159,761	17,908	9,886	94,926	81,785	364,266
Loans acquired with deteriorated credit quality	14,029	1,443	7	106	146	15,731

Total	¥816,559	¥58,598	¥31,187	¥108,454	¥96,332	¥1,111,130

Loans:
Individually evaluated for impairment	¥1,347,650	¥140,451	¥78,770	¥100,524	¥43,609	¥1,711,004
Collectively evaluated for impairment	92,698,501	14,085,236	503,667	9,257,873	4,608,549	121,153,826
Loans acquired with deteriorated credit quality	40,405	11,039	11,472	39,767	22,123	124,806

Total(1)	¥94,086,556	¥14,236,726	¥593,909	¥9,398,164	¥4,674,281	¥122,989,636

Note:

(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Nonperforming loans were actively disposed of by sales during recent years. The allocated allowance for credit losses for such loans was removed from the allowance for credit losses and transferred to the valuation allowance for loans held for sale upon a decision to sell. Net charge-offs in the above table include a decrease in the allowance for credit losses due to loan disposal activity amounting to ¥16.2 billion, ¥3.5 billion and ¥0.8 billion for the fiscal years ended March 31, 2014, 2015 and 2016, respectively.

The MUFG Group sold ¥906 billion, ¥748 billion and ¥640 billion of loans within the Commercial segment during the fiscal years ended March 31, 2014, 2015 and 2016, respectively.

The MUFG Group purchased ¥337 billion of loans within the MUAH segment during the fiscal year ended March 31, 2014. See Note 2 for MUB’s acquisition of PB Capital Corporation’s institutional CRE lending division.

Loans Acquired in a Transfer

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, the following table sets forth information regarding loans acquired in connection with mergers, for which it is probable, at acquisition, that the MUFG Group will be unable to collect all contractually required payments receivable.

	2015	2016
	(in millions)
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥10,048	¥6,993
Cash flows expected to be collected at acquisitions	548	935
Fair value of loans at acquisition	548	935
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	¥93,621	¥73,625
Additions	—	—
Accretion	(46,487)	(28,413)
Disposals	(641)	(546)
Reclassifications from nonaccretable difference	21,070	9,111
Foreign currency translation adjustments	6,062	(759)

Balance at end of fiscal year	¥73,625	¥53,018

Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	¥531,327	¥399,736
Outstanding balance at end of fiscal year	399,736	301,447
Carrying amount at beginning of fiscal year	269,376	180,103
Carrying amount at end of fiscal year	180,103	124,806
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	¥548	¥935
Carrying amount at end of fiscal year	26,248	12,805
Allowance for credit losses within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for credit losses at beginning of fiscal year	¥29,429	¥25,045
Additional provisions during fiscal year	2,533	2,532
Reductions of allowance during fiscal year	456	1,449
Balance of allowance for credit losses at end of fiscal year	25,045	15,731

The MUFG Group considered prepayments in the determination of contractual cash flows and cash flows expected to be collected based on historical results.

Lease Receivables

As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group’s leasing operations are conducted through leasing subsidiaries and consist principally of direct financing leases involving various types of data processing equipment, office equipment and transportation equipment.

As of March 31, 2015 and 2016, the components of the investment in direct financing leases were as follows:

	2015	2016
	(in millions)
Minimum lease payments receivable	¥1,729,901	¥1,640,245
Estimated residual values of leased property	25,329	28,780
Less—unearned income	(228,416)	(223,476)

Net investment in direct financing leases	¥1,526,814	¥1,445,549

Future minimum lease payment receivables under noncancelable leasing agreements as of March 31, 2016 were as follows:

Direct Financing Leases
(in millions)
Fiscal year ending March 31:
2017	¥452,748
2018	411,741
2019	287,632
2020	208,520
2021	117,157
2022 and thereafter	162,447

Total minimum lease payment receivables	¥1,640,245

Sales of Loans

The MUFG Group originates various types of loans to corporate and individual borrowers in Japan and overseas in the normal course of business. In order to improve its loan quality, BTMU and MUTB actively disposed of nonperforming loans. Most of the nonperforming loans were disposed of by sales to third parties without any continuing involvement. Management of BTMU and MUTB generally approves disposals after significant sales terms, including prices, are negotiated. As such, loans are disposed of by sales shortly after the loans are transferred to the held-for-sale classification. The net gains on the sales of loans were ¥18,984 million, ¥15,257 million and ¥12,094 million for the fiscal years ended March 31, 2014, 2015 and 2016, respectively.

Related Party Loans

In some cases, the banking subsidiaries of MUFG make loans to related parties, including their directors and executive officers, in the course of their normal commercial banking business. At March 31, 2015 and 2016, outstanding loans to such related parties were not material.

In the opinion of management, these related party loans were made on substantially the same terms, including interest rates and collateral requirements, as those terms prevailing at the date these loans were made. For the fiscal years ended March 31, 2014, 2015 and 2016, there were no loans to related parties that were charged off. Additionally, at March 31, 2014, 2015, and 2016, there were no loans to related parties that were impaired.